ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	December 31, 2024	December 31, 2023
Trade payables	$12,507	$2,137
Accrued royalties and taxes	1,753,580	1,230,012
Accrued other liabilities	39,531	48,911
	$1,805,618	$1,281,060

Schedule of aging trade payables [Table Text Block]
	December 31, 2024	December 31, 2023
Current	$12,507	$2,137
>60 days	-	-
	$12,507	$2,137